CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income/(loss)	(1,662,257)	(564,345)	1,755,351
Adjustments to reconcile net income/(loss)to net cash provided by operating activities:
Share based compensation	33,225	40,187	71,785
Depreciation and amortization	657,082	484,784	297,509
Allowance for doubtful accounts	187,130	26,338	1,645
Inventory provision	171,165	386,623	182,735
Allowance for advance to third party suppliers	64,298	6,285	35,909
Amortization of deferred issuance cost and accretion of convertible notes	135,725	140,894	123,915
Change in fair value of derivatives	11,485	(63,147)	(74,528)
Gain on acquisition of a subsidiary		(187,387)
Loss for equity investment in a joint venture	43,501	1,800
Exchange (gain)/loss	13,004	(57,989)	(18,044)
Loss from disposal of fixed assets	1,878	3,334	1,198
Impairment on property, plant and equipment	397,789	303,068	47,286
Deferred income taxes	(1,350)	(5,587)	(36,815)
(Gain)/loss from convertible notes buyback	8,466	(4,312)
Gain on sale of available-for-sale securities			(231,163)
Gain from sales of claim against loaned shares	(369,153)
Loss on disposal of discontinued operation			21,967
Changes in operating assets and liabilities:
(Increase)/decrease in notes receivables	271,254	(157,771)	(134,598)
Increase in accounts receivables from third party customers	(660,190)	(295,673)	(597,696)
(Increase)/decrease in accounts receivables from related party customers	(5,126)	133,257	(1,597)
(Increase)/decrease in inventories	(370,667)	261,324	(890,870)
(Increase)/decrease in advance to third party suppliers	428,076	288,410	(46,411)
(Increase)/decrease in advance to related party suppliers	(56,005)	109,391	11,399
(Increase)/decrease in other current assets	34,516	180,187	(342,296)
Increase in prepaid land use rights		(57,312)	(57,509)
Increase/(decrease) in accounts payable	608,442	(466,524)	655,577
(Decrease)/increase in tax payable	67,277	(89,614)	(85,542)
Increase/(decrease) in advance from customers	(243,402)	(165,270)	430,598
(Decrease)/increase in other payables	59,030	6,637	(16,558)
Increase/(decrease) in payroll and welfare payables	8,743	(41,682)	56,399
Increase in accrued expenses	73,620	90,145	40,790
(Decrease)/increase in interest payable	(3,746)	(448)	(1,629)
(Decrease)/increase in amounts due to related parties	3,057	6,602	(6,034)
Increase/(decrease) in other current liabilities		(29,808)	29,802
Increase in accrued warranty costs	35,475	47,474	25,346
Increase in other long-term liabilities	66,280	34,499	31,593
Net cash provided by operating activities	8,622	364,370	1,279,514
Cash flows from investing activities:
Purchase of property, plant and equipment	(526,236)	(2,203,723)	(1,646,446)
Proceeds from disposal of property, plant and equipment	4,711	5,041	7,427
Purchase of intangible assets	(2,702)	(196)	(6,020)
Proceeds from disposal of a subsidiary		82,268
Cash paid for investment in a joint venture		(96,211)
Cash (paid for)/acquired from acquisition of a subsidiary		127,720	(196,037)
Proceeds from sale of available-for-sale securities			231,163
(Increase)/decrease in restricted cash	(105,747)	23,961	(68,981)
Net cash used in investing activities	(629,974)	(2,061,140)	(1,678,894)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,974,577	1,933,478
Proceeds from long-term bank borrowings	538,000	3,510,208	1,600,000
Repurchase of convertible notes	(617,937)	(28,469)
Proceeds from sales of claim against loaned shares	369,153
Repurchase of ADS	(15,276)
Repayment of short-term bank borrowings	(1,535,478)	(1,446,403)	(10,000)
Repayment of long-term bank borrowings	(946,000)	(681,500)	(760,000)
Proceeds from exercise of stock options		23,075	8,276
Net cash provided by/(used in) financing activities	(232,961)	3,310,389	838,276
Effect of exchange rate changes on cash and cash equivalents	(3,317)	(14,009)	(16,662)
Net increase/(decrease) in cash and cash equivalents	(857,630)	1,599,610	422,234
Cash and cash equivalents at the beginning of the year	3,889,092	2,289,482	1,867,248
Cash and cash equivalents at the end of the year	3,031,462	3,889,092	2,289,482
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	243,332	170,467	114,819
Cash paid for income tax	40,007	200,839	179,658
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables	357,543	474,185	151,791
Issuance of ordinary shares relating to acquisition of a subsidiary		358,987